Convertible Notes Payable	3 Months Ended
Apr. 30, 2015
Convertible Notes Payable and Notes Payable [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 8 – CONVERTIBLE NOTES PAYABLE

The Company had the following convertible notes payable outstanding as of April 30, 2015 and January 31, 2015:

	April 30, 2015	January 31, 2015

Note C-1
Dated – August 22, 2014	1,800,000	1,800,000

Total notes payable	$1,800,000	$1,800,000
Less: Discount	(119,400)	(208,950)
Less: current portion of convertible notes payable	1,680,600	1,591,050
Long-term convertible notes payable	$-	$-

The Company amortized the debt discount $89,550 for the 3 months ended April 30, 2015.